Franklin Limited Duration Income Trust
Statement of Investments, March 31, 2020 (unaudited)
		Country	Shares/Warrants	Value
	Common Stocks and Other Equity Interests 0.4%
	Commercial & Professional Services 0.0%†
[a,b]	Remington Outdoor Co. Inc.	United States	39,306	$19,653
	Energy 0.4%
	Amplify Energy Corp.	United States	281	159
[a,b]	Amplify Energy Corp., wts., 4/21/20	United States	2,703	—
[a]	Battalion Oil Corp.	United States	156	729
[a,b]	Battalion Oil Corp., wts., A, 10/08/22	United States	752	2,286
[a,b]	Battalion Oil Corp., wts., B, 10/08/22	United States	940	2,846
[a,b]	Battalion Oil Corp., wts., C, 10/08/22	United States	1,209	3,641
[a]	Birch Permian Holdings Inc.	United States	2,309	21,935
[a]	Birch Permian Holdings Inc.	United States	17,998	168,731
[a,b,c]	Nine Point Energy LLC	United States	21,663	74,035
	Riviera Resources Inc.	United States	6,305	26,481
[a]	Samson Resources II LLC	United States	31,225	562,050
[a]	Weatherford International PLC	United States	16,810	100,019
				962,912
	Materials 0.0%†
[a]	Verso Corp., A	United States	4,163	46,959
[a]	Verso Corp., wts., 7/25/23	United States	438	486
				47,445
	Total Common Stocks and Other Equity Interests (Cost $6,212,798)			1,030,010

	Convertible Preferred Stocks (Cost $377,604) 0.1%
	Energy 0.1%
[a,b,c]	Nine Point Energy Holdings Inc., cvt. pfd.	United States	404	139,067
			Principal Amount*
	Corporate Bonds 47.1%
	Automobiles & Components 0.6%
[d,e]	Adient U.S. LLC, senior secured note, 144A, 7.00%, 5/15/26	United States	$1,300,000	1,209,809
[e]	The Goodyear Tire & Rubber Co., senior note, 5.125%, 11/15/23	United States	300,000	285,834
				1,495,643
	Banks 1.0%
[e,f]	JPMorgan Chase & Co., junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	1,500,000	1,501,042
[e]	Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	1,000,000	1,032,772
				2,533,814
	Capital Goods 3.2%
[d,e]	Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	1,200,000	1,090,506
[e]	H&E Equipment Services Inc., senior note, 5.625%, 9/01/25	United States	1,500,000	1,400,632
[d,e]	Jeld-Wen Inc., senior note, 144A, 4.625%, 12/15/25	United States	1,600,000	1,421,992
[d,e]	The Manitowoc Co. Inc., secured note, second lien, 144A, 9.00%, 4/01/26	United States	1,000,000	892,118
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Capital Goods (continued)
[g]	Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	$952,561	$873,975
[d,e]	Signature Aviation US Holdings Inc., senior note, 144A, 5.375%, 5/01/26	United States	400,000	389,787
[e]	Tennant Co., senior note, 5.625%, 5/01/25	United States	800,000	776,996
[d,e]	TransDigm Inc., senior secured note, 144A, 6.25%, 3/15/26	United States	1,400,000	1,400,871
				8,246,877
	Commercial & Professional Services 1.8%
[d,e]	GFL Environmental Inc., senior note, 144A, 5.125%, 12/15/26	Canada	1,200,000	1,179,000
[d,e]	Harsco Corp., senior note, 144A, 5.75%, 7/31/27	United States	1,400,000	1,306,081
[d]	Intrado Corp., senior note, 144A, 8.50%, 10/15/25	United States	1,500,000	1,105,800
[e]	United Rentals North America Inc.,
	senior bond, 5.875%, 9/15/26	United States	600,000	612,225
	senior note, second lien, 3.875%, 11/15/27	United States	600,000	570,330
				4,773,436
	Consumer Durables & Apparel 1.7%
[d]	Ashton Woods USA LLC / Ashton Woods Finance Co., senior note, 144A, 6.625%, 1/15/28	United States	500,000	398,750
[d,e]	Ashton Woods USA LLC/Ashton Woods Finance Co., senior note, 144A, 9.875%, 4/01/27	United States	1,000,000	1,008,543
[d,e]	Hanesbrands Inc., senior note, 144A, 4.625%, 5/15/24	United States	1,000,000	996,255
[e]	KB Home, senior note, 7.00%, 12/15/21	United States	1,100,000	1,098,570
[d,e]	Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., senior note, 144A, 5.875%, 4/15/23	United States	1,000,000	988,745
				4,490,863
	Consumer Services 2.9%
[d,e]	1011778 BC ULC/New Red Finance Inc., senior secured note, first lien, 144A, 4.25%, 5/15/24	Canada	800,000	802,996
[d,e]	24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	1,500,000	162,654
[d,e]	Downstream Development Authority of the Quapaw Tribe of Oklahoma, secured note, 144A, 10.50%, 2/15/23	United States	1,400,000	1,132,243
[d,e]	Golden Nugget Inc., senior note, 144A, 8.75%, 10/01/25	United States	1,200,000	628,464
[d,e]	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, senior note, 144A, 5.00%, 6/01/24	United States	1,400,000	1,380,757
[d,e]	Stars Group Holdings BV/Stars Group U.S. Co-Borrower LLC, senior note, 144A, 7.00%, 7/15/26	Canada	500,000	472,875
[d,e]	Studio City Finance Ltd., senior note, 144A, 7.25%, 2/11/24	Macau	1,100,000	942,980
[d,e]	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%, 3/01/25	United States	1,700,000	1,593,699
[d]	Yum! Brands Inc., senior note, 144A, 7.75%, 4/01/25	United States	400,000	421,500
				7,538,168
	Diversified Financials 2.3%
[d]	Altice France Holding SA, senior note, 144A, 6.00%, 2/15/28	Luxembourg	600,000	532,308
[d,e]	Altice France Holding SAsenior note, 144A, 10.50%, 5/15/27	Luxembourg	1,400,000	1,484,875
[d,e]	FirstCash Inc., senior note, 144A, 5.375%, 6/01/24	United States	900,000	869,621
[d,e]	HAT Holdings I LLC/HAT Holdings II LLC, senior note, 144A, 5.25%, 7/15/24	United States	600,000	579,753
  |  2

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Diversified Financials (continued)
[e]	Navient Corp.,
	senior note, 5.00%, 10/26/20	United States	$200,000	$197,690
	senior note, 5.875%, 3/25/21	United States	200,000	196,610
	senior note, 6.625%, 7/26/21	United States	400,000	412,700
	senior note, 6.50%, 6/15/22	United States	200,000	195,544
	senior note, 7.25%, 9/25/23	United States	400,000	394,988
[e]	Springleaf Finance Corp.,
	senior bond, 5.375%, 11/15/29	United States	500,000	460,535
	senior note, 6.625%, 1/15/28	United States	600,000	565,170
				5,889,794
	Energy 4.1%
[d]	Aker BP ASA,
	senior note, 144A, 4.75%, 6/15/24	Norway	500,000	420,668
	[e] senior note, 144A, 5.875%, 3/31/25	Norway	500,000	443,883
[d,e]	Archrock Partners LP/Archrock Partners Finance Corp., senior note, 144A, 6.25%, 4/01/28	United States	700,000	488,250
[b,e]	California Resources Corp., senior note, 5.50%, 9/15/21	United States	37,000	3,983
[e]	Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note, 7.75%, 4/15/23	United States	1,000,000	698,745
[e]	Cheniere Corpus Christi Holdings LLC,
	senior secured note, first lien, 7.00%, 6/30/24	United States	700,000	616,006
	senior secured note, first lien, 5.875%, 3/31/25	United States	600,000	547,524
[e]	Cheniere Energy Partners LP,
	[d] senior bond, 144A, 4.50%, 10/01/29	United States	900,000	805,995
	senior note, 5.625%, 10/01/26	United States	400,000	374,249
	senior secured note, first lien, 5.25%, 10/01/25	United States	1,000,000	937,470
[e]	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., senior note, 6.25%, 4/01/23	United States	1,500,000	849,682
[e]	CSI Compressco LP/CSI Compressco Finance Inc., senior note, 7.25%, 8/15/22	United States	1,400,000	781,810
[d,e]	Endeavor Energy Resources LP/EER Finance Inc., senior bond, 144A, 5.75%, 1/30/28	United States	1,000,000	685,550
[d,g]	EnQuest PLC, senior note, 144A, PIK, 7.00%, 10/15/23	United Kingdom	947,777	224,945
[e]	Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%, 2/15/21	United States	1,100,000	599,555
[b,d,g,h]	Murray Energy Corp., secured note, 1.5 lien, 144A, PIK, 12.00% (incl. cash 9.00%), 4/15/24	United States	606,187	753
[d]	Nabors Industries Ltd., senior note, 144A, 7.25%, 1/15/26	United States	1,000,000	347,500
[e]	QEP Resources Inc., senior bond, 5.25%, 5/01/23	United States	500,000	188,750
[h]	Sanchez Energy Corp.,
	senior note, 7.75%, 6/15/21	United States	900,000	6,345
	senior note, 6.125%, 1/15/23	United States	300,000	4,500
[e]	Sunoco LP/Sunoco Finance Corp., senior note, 4.875%, 1/15/23	United States	700,000	682,091
[d,e]	Viper Energy Partners LP, senior note, 144A, 5.375%, 11/01/27	United States	400,000	338,220
[d]	Weatherford International Ltd., senior note, 144A, 11.00%, 12/01/24	United States	916,000	559,218
				10,605,692
  |  3

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Food, Beverage & Tobacco 1.0%
[e]	B&G Foods Inc.,
	senior note, 5.25%, 4/01/25	United States	$1,000,000	$981,915
	senior note, 5.25%, 9/15/27	United States	400,000	391,500
[d,e]	Lamb Weston Holdings Inc., senior note, 144A, 4.625%, 11/01/24	United States	1,100,000	1,090,381
				2,463,796
	Health Care Equipment & Services 3.6%
[d,e]	Catalent Pharma Solutions Inc., senior note, 144A, 4.875%, 1/15/26	United States	1,200,000	1,174,251
[d,e]	Centene Corp.,
	senior note, 144A, 5.375%, 6/01/26	United States	1,000,000	1,035,660
	senior note, 144A, 5.375%, 8/15/26	United States	1,000,000	1,031,250
	senior note, 144A, 4.25%, 12/15/27	United States	400,000	402,980
	CHS/Community Health Systems Inc.,
	[d] senior note, 144A, 8.125%, 6/30/24	United States	900,000	630,315
	[d] senior secured note, 144A, 6.625%, 2/15/25	United States	500,000	466,250
	[e] senior secured note, first lien, 6.25%, 3/31/23	United States	700,000	669,812
[d,e]	MEDNAX Inc., senior note, 144A, 6.25%, 1/15/27	United States	1,400,000	1,134,105
[d,e]	MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	1,300,000	1,140,789
[d,e]	Tenet Healthcare Corp.,
	senior note, second lien, 144A, 6.25%, 2/01/27	United States	1,200,000	1,174,500
	senior secured note, 144A, 4.875%, 1/01/26	United States	500,000	478,125
				9,338,037
	Household & Personal Products 0.2%
[d,e]	Prestige Brands Inc., senior note, 144A, 5.125%, 1/15/28	United States	500,000	498,900
	Insurance 0.6%
[d,e]	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, senior note, 144A, 6.75%, 10/15/27	United States	1,500,000	1,412,925
	Materials 6.8%
[d,e]	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A, 6.00%, 2/15/25	Luxembourg	500,000	505,150
[d]	Cleveland-Cliffs Inc., senior secured note, 144A, 6.75%, 3/15/26	United States	900,000	800,437
[e]	Crown Americas LLC/Crown Americas Capital Corp. VI, senior note, 4.75%, 2/01/26	United States	500,000	516,621
[d,e]	First Quantum Minerals Ltd., senior note, 144A, 7.25%, 4/01/23	Zambia	500,000	431,252
[d,e]	FMG Resources (August 2006) Pty. Ltd.,
	senior note, 144A, 4.75%, 5/15/22	Australia	700,000	701,113
	senior note, 144A, 5.125%, 3/15/23	Australia	600,000	592,482
[d,e]	Grinding Media Inc./MC Grinding Media Canada Inc., senior secured note, 144A, 7.375%, 12/15/23	United States	800,000	752,216
[d,e]	HudBay Minerals Inc., senior note, 144A, 7.25%, 1/15/23	Canada	400,000	351,498
[d,e]	Kaiser Aluminum Corp., senior note, 144A, 4.625%, 3/01/28	United States	500,000	446,525
[d,e]	Mauser Packaging Solutions Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	1,500,000	1,147,545
[d,e]	Neon Holdings Inc., senior note, 144A, 10.125%, 4/01/26	United States	1,500,000	1,354,324
[d,e]	New Enterprise Stone & Lime Co., senior note, 144A, 6.25%, 3/15/26	United States	1,500,000	1,392,814
[d,e]	OCI NV, senior note, 144A, 6.625%, 4/15/23	Netherlands	400,000	368,000
  |  4

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Materials (continued)
[d,e]	Owens-Brockway Glass Container Inc.,
	senior note, 144A, 5.00%, 1/15/22	United States	$900,000	$913,941
	senior note, 144A, 5.875%, 8/15/23	United States	400,000	394,502
[d,e]	Petra Diamonds U.S. Treasury PLC, secured note, second lien, 144A, 7.25%, 5/01/22	South Africa	1,200,000	282,000
[d,e]	Plastipak Holdings Inc., senior note, 144A, 6.25%, 10/15/25	United States	1,500,000	1,353,750
[d]	Rain CII Carbon LLC/CII Carbon Corp., senior note, second lien, 144A, 7.25%, 4/01/25	United States	600,000	508,482
[d]	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA,
	[e] senior note, 144A, 7.00%, 7/15/24	United States	100,000	102,188
	[e] senior secured note, first lien, 144A, 5.125%, 7/15/23	United States	400,000	399,498
	[i] senior secured note, first lien, 144A, FRN, 5.331%, (3-month USD LIBOR + 3.50%), 7/15/21	United States	400,000	392,700
[d,e]	Sealed Air Corp.,
	senior bond, 144A, 5.125%, 12/01/24	United States	500,000	506,250
	senior bond, 144A, 5.50%, 9/15/25	United States	600,000	612,753
[d,e]	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., senior note, 144A, 7.50%, 6/15/25	United States	1,500,000	1,091,205
[d,e]	TPC Group Inc., secured note, 144A, 10.50%, 8/01/24	United States	600,000	495,153
[d,e]	Trivium Packaging Finance BV, senior note, 144A, 8.50%, 8/15/27	Netherlands	800,000	808,440
[d,e]	Univar Solutions USA Inc/Washington, senior note, 144A, 5.125%, 12/01/27	United States	500,000	457,775
				17,678,614
	Media & Entertainment 5.2%
[d,e]	Banijay Entertainment SASU, senior note, 144A, 5.375%, 3/01/25	France	2,000,000	1,845,000
[e]	CCO Holdings LLC/CCO Holdings Capital Corp.,
	senior bond, 5.25%, 9/30/22	United States	1,500,000	1,481,760
	[d] senior note, 144A, 5.125%, 5/01/23	United States	500,000	508,127
[d,e]	Clear Channel Worldwide Holdings Inc.,
	senior secured note, first lien, 144A, 5.125%, 8/15/27	United States	600,000	565,170
	senior sub. note, 144A, 9.25%, 2/15/24	United States	596,000	516,288
[e]	CSC Holdings LLC,
	senior bond, 5.25%, 6/01/24	United States	500,000	504,372
	senior note, 6.75%, 11/15/21	United States	1,000,000	1,036,750
	[d] senior secured note, first lien, 144A, 5.50%, 5/15/26	United States	1,000,000	1,041,317
[d,e]	Diamond Sports Group LLC/Diamond Sports Finance Co.,
	first lien, 144A, 5.375%, 8/15/26	United States	500,000	409,071
	senior note, 144A, 6.625%, 8/15/27	United States	500,000	337,150
[d,e]	Gray Escrow Inc., senior note, 144A, 7.00%, 5/15/27	United States	400,000	400,220
[d,e]	iHeartCommunications Inc., senior secured note, first lien, 144A, 5.25%, 8/15/27	United States	700,000	613,865
[d,e]	LCPR Senior Secured Financing DAC, senior secured note, first lien, 144A, 6.75%, 10/15/27	United States	700,000	693,385
[d,e]	Live Nation Entertainment Inc., senior note, 144A, 4.75%, 10/15/27	United States	500,000	450,275
[d,e]	Nexstar Broadcasting Inc.,
	senior note, 144A, 5.625%, 8/01/24	United States	500,000	473,748
	senior note, 144A, 5.625%, 7/15/27	United States	1,000,000	983,050
  |  5

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Media & Entertainment (continued)
[d,e]	Scripps Escrow Inc., senior note, 144A, 5.875%, 7/15/27	United States	$500,000	$442,775
[d]	Sirius XM Radio Inc., senior note, 144A, 4.625%, 7/15/24	United States	600,000	612,711
[d,e]	Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%, 8/15/26	United Kingdom	400,000	408,787
[d,e]	WMG Acquisition Corp., secured note, first lien, 144A, 5.00%, 8/01/23	United States	100,000	100,125
				13,423,946
	Pharmaceuticals, Biotechnology & Life Sciences 2.8%
[d,e]	Avantor Inc., senior secured note, first lien, 144A, 6.00%, 10/01/24	United States	1,100,000	1,159,350
[d,e]	Bausch Health Americas Inc., senior note, 144A, 9.25%, 4/01/26	United States	1,500,000	1,574,175
[d,e]	Bausch Health Cos. Inc.,
	senior bond, 144A, 6.125%, 4/15/25	United States	300,000	297,377
	senior secured note, first lien, 144A, 6.50%, 3/15/22	United States	200,000	202,750
[d,e]	Endo DAC/Endo Finance LLC/Endo Finco Inc.,
	senior bond, 144A, 6.00%, 2/01/25	United States	1,000,000	688,430
	senior note, 144A, 6.00%, 7/15/23	United States	410,000	300,058
[d]	Horizon Therapeutics USA Inc.senior note, 144A, 5.50%, 8/01/27	United States	1,100,000	1,110,395
[d,e]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note, 144A, 6.375%, 8/01/23	United States	1,200,000	1,229,964
[d,e]	Teva Pharmaceutical Finance Netherlands III BV, senior note, 144A, 7.125%, 1/31/25	Israel	900,000	787,500
				7,349,999
	Real Estate 1.0%
[d,e]	Five Point Operating Co. LP/Five Point Capital Corp., senior note, 144A, 7.875%, 11/15/25	United States	1,000,000	867,470
[e]	MPT Operating Partnership LP/MPT Finance Corp.,
	senior bond, 5.25%, 8/01/26	United States	300,000	300,590
	senior note, 6.375%, 3/01/24	United States	700,000	702,625
[d,e]	VICI Properties LP/VICI Note Co. Inc., senior note, 144A, 3.75%, 2/15/27	United States	700,000	663,688
				2,534,373
	Retailing 0.2%
[d,e]	Lithia Motors Inc., senior note, 144A, 4.625%, 12/15/27	United States	400,000	363,040
[d,e]	Party City Holdings Inc., senior note, 144A, 6.625%, 8/01/26	United States	1,100,000	115,500
				478,540
	Semiconductors & Semiconductor Equipment 0.0%†
	Qorvo Inc., senior note, 5.50%, 7/15/26	United States	100,000	105,087
	Software & Services 0.9%
[d,e]	Camelot Finance SA, senior note, 144A, 4.50%, 11/01/26	United States	700,000	682,935
[e]	Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	1,800,000	1,763,388
				2,446,323
	Technology Hardware & Equipment 1.2%
[d,e]	Blackboard Inc., secured note, second lien, 144A, 10.375%, 11/15/24	United States	1,600,000	1,468,000
[d,e]	Presidio Holdings Inc., senior note, 144A, 8.25%, 2/01/28	United States	400,000	355,500
[d,e]	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., senior note, 144A, 6.75%, 6/01/25	United States	1,500,000	1,383,795
				3,207,295
  |  6

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Telecommunication Services 2.4%
[d]	Digicel Group One Ltd., senior secured note, first lien, 144A, 8.25%, 12/30/22	Jamaica	$617,000	$305,415
[d]	Digicel Group Two Ltd., senior note, 144A, 8.25%, 9/30/22	Bermuda	583,000	102,025
[d,e]	DKT Finance ApS, senior secured note, first lien, 144A, 9.375%, 6/17/23	Denmark	1,500,000	1,571,250
[d]	Front Range BidCo Inc., senior note, 144A, 4.00%, 3/01/27	United States	1,000,000	962,500
[e]	Sprint Corp.,
	senior bond, 7.875%, 9/15/23	United States	1,000,000	1,108,635
	senior bond, 7.125%, 6/15/24	United States	300,000	331,496
	senior note, 7.25%, 9/15/21	United States	500,000	518,080
[e]	T-Mobile USA Inc.,
	senior bond, 6.50%, 1/15/24	United States	500,000	511,235
	senior note, 4.00%, 4/15/22	United States	700,000	706,985
				6,117,621
	Transportation 1.0%
[d,e]	Avolon Holdings Funding Ltd.,
	senior note, 144A, 5.125%, 10/01/23	Ireland	1,000,000	865,601
	senior note, 144A, 5.25%, 5/15/24	Ireland	400,000	341,569
[d,e]	DAE Funding LLC,
	senior note, 144A, 4.00%, 8/01/20	United Arab Emirates	800,000	790,930
	senior note, 144A, 4.50%, 8/01/22	United Arab Emirates	400,000	373,992
	senior note, 144A, 5.75%, 11/15/23	United Arab Emirates	200,000	186,749
				2,558,841
	Utilities 2.6%
[d]	Calpine Corp., senior note, 144A, 5.125%, 3/15/28	United States	1,500,000	1,391,250
	Clearway Energy Operating LLC,
	[e] senior bond, 5.00%, 9/15/26	United States	1,000,000	976,042
	senior note, 5.75%, 10/15/25	United States	300,000	298,877
	[d,e] senior note, 144A, 4.75%, 3/15/28	United States	300,000	279,375
[d,e]	InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	1,500,000	1,327,500
	Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	1,600,000	1,049,672
[d,e]	Vistra Operations Co. LLC, senior note, 144A, 5.625%, 2/15/27	United States	1,300,000	1,347,840
				6,670,556
	Total Corporate Bonds (Cost $140,655,639)			121,859,140
[i]	Senior Floating Rate Interests 39.7%
	Automobiles & Components 1.8%
	Thor Industries, Inc.,
	Initial USD Term Loans, 4.375%, (1-month USD LIBOR + 3.75%), 2/01/26	United States	13,201	11,353
	Initial USD Term Loans, 5.375%, (3-month USD LIBOR + 3.75%), 2/01/26	United States	1,258,088	1,081,956
	Adient U.S. LLC, Initial Term Loans, 5.45% - 5.742%, (3-month USD LIBOR + 4.00%), 5/06/24	United States	2,149,605	1,910,462
	Clarios Global LP (Power Solutions), Initial Dollar Term Loan, 4.441%, (1-month USD LIBOR + 3.50%), 4/30/26	United States	1,809,760	1,664,979
				4,668,750
  |  7

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
[i]	Senior Floating Rate Interests (continued)
	Capital Goods 2.5%
[j,k]	AI Convoy US Borrower LLC, Term Loan B, TBD, 2/04/27	United States	$750,000	$705,000
[b,g]	Alloy Finco Ltd., Term Loan B (PIK), 14.00%, 3/06/25	United States	630,008	315,004
	Altra Industrial Motion Corp., Term Loan, 2.989%, (1-month USD LIBOR + 2.00%), 10/01/25	United States	941,208	863,558
	Doncasters U.S. Finance LLC, Term Loan B, 8.50%, (3-month USD LIBOR + 6.50%), 3/06/24	United States	624,422	565,102
[j]	Dynasty Acquisition Co. Inc.,
	Initial Term B-1 Loan, 4.95%, (3-month USD LIBOR + 3.50%), 4/04/26	United States	555,663	437,862
	Initial Term B-2 Loan (CAD), 4.95%, (3-month USD LIBOR + 3.50%), 4/04/26	United States	298,743	235,410
	Navistar Inc., Tranche B Term Loan, 4.28%, (1-month USD LIBOR + 3.50%), 11/06/24	United States	3,092,811	2,716,518
	Onsite Rental Group Operations Pty. Ltd., Term Loan, 5.50%, (1-month USD LIBOR + 4.50%), 10/25/22	Australia	696,715	675,814
				6,514,268
	Commercial & Professional Services 1.4%
	Harsco Corp., Term Loan B-2, 3.25%, (1-month USD LIBOR + 2.25%), 12/10/24	United States	1,159,780	1,066,998
	Pitney Bowes Inc., Incremental Tranche Term B Loans, 6.49%, (1-month USD LIBOR + 5.50%), 1/07/25	United States	900,000	769,500
	Ventia Pty. Ltd., Term B Loans, 5.445%, (3-month USD LIBOR + 3.50%), 5/21/26	Australia	1,514,066	1,332,379
	West Corp., Term B Loans, 5.45%, (3-month USD LIBOR + 4.00%), 10/10/24	United States	512,923	394,950
				3,563,827
	Consumer Durables & Apparel 0.6%
	Champ Acquisition Corp., Initial Term Loan, 6.572%, (3-month USD LIBOR + 5.50%), 12/21/25	United States	496,819	387,519
	Playtika Holding Corp., Term B Loans, 7.072%, (3-month USD LIBOR + 6.00%), 12/10/24	United States	1,214,625	1,145,796
				1,533,315
	Consumer Services 2.9%
	24 Hour Fitness Worldwide Inc., Term Loan, 4.95%, (3-month USD LIBOR + 3.50%), 5/30/25	United States	2,213,145	553,286
	Aristocrat Technologies Inc., Term B-3 Loans, 3.577%, (3-month USD LIBOR + 1.75%), 10/19/24	United States	820,014	746,213
	Caesars Resort Collection LLC, Term B Loans, 3.739%, (1-month USD LIBOR + 2.75%), 12/22/24	United States	1,707,575	1,405,548
	Eldorado Resorts Inc., Initial Term Loan, 3.25%, (3-month USD LIBOR + 2.25%), 4/17/24	United States	975,671	956,157
	Equinox Holdings Inc., Term B-1 Loans, 4.072%, (1-month USD LIBOR + 3.00%), 3/08/24	United States	987,342	737,215
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (Yum Brands), Term Loan B, 2.362%, (1-month USD LIBOR + 1.75%), 4/03/25	United States	1,682,312	1,601,561
	NASCAR Holdings Inc., Initial Term Loans, 3.674%, (1-month USD LIBOR + 2.75%), 10/18/26	United States	758,859	670,959
	Station Casinos LLC, Term B-1 Facility Loans, 3.24%, (1-month USD LIBOR + 2.25%), 2/07/27	United States	993,477	836,508
				7,507,447
  |  8

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
[i]	Senior Floating Rate Interests (continued)
	Diversified Financials 0.8%
	Asurion LLC,
	AM No. 14 Replacement B-4 Term Loans, 3.989%, (1-month USD LIBOR + 3.00%), 8/04/22	United States	$1,632,030	$1,517,788
	Replacement B-6 Term Loans, 3.989%, (1-month USD LIBOR + 3.00%), 11/03/23	United States	328,997	317,482
	Maverick Purchaser Sub LLC, Initial Term Loans, 4.989%, (1-month USD LIBOR + 4.00%), 1/31/27	United States	300,000	283,500
				2,118,770
	Energy 0.3%
	Buckeye Partners LP, Initial Term Loans, 4.265%, (1-month USD LIBOR + 2.75%), 11/01/26	United States	761,332	708,039
	Food & Staples Retailing 0.1%
	Whatabrands LLC (Whataburger), 2020 Refinancing Term Loans, 3.766%, (1-month USD LIBOR + 2.75%), 8/02/26	United States	244,324	208,897
	Food, Beverage & Tobacco 1.4%
	B&G Foods Inc., Tranche B-4 Term Loan, 3.489%, (1-month USD LIBOR + 2.50%), 10/10/26	United States	318,352	303,495
	CSM Bakery Supplies LLC, Term Loans, 5.87%, (3-month USD LIBOR + 4.00%), 7/03/20	United States	2,000,000	1,670,000
	JBS USA Lux SA, New Term Loans, 3.072%, (3-month USD LIBOR + 2.00%), 5/01/26	United States	1,746,097	1,648,815
				3,622,310
	Health Care Equipment & Services 2.4%
	National Mentor Holdings, Inc.,
	Initial Term Loans, 4.99%, (1-month USD LIBOR + 4.00%), 3/08/26	United States	795,025	731,423
	Initial Term Loans, 5.46%, (3-month USD LIBOR + 4.00%), 3/08/26	United States	312,909	287,876
	Air Medical Group Holdings Inc., 2018 New Term Loans, 5.863%, (3-month USD LIBOR + 4.25%), 3/14/25	United States	1,571,809	1,417,575
	Catalent Pharma Solutions Inc., Dollar Term B-2 Loan, 3.239%, (1-month USD LIBOR + 2.25%), 5/17/26	United States	165,709	161,566
	DaVita Inc., Tranche B-1 Term Loan, 2.739%, (1-month USD LIBOR + 1.75%), 8/12/26	United States	952,919	910,832
	IQVIA Inc.,
	Term B-1 Dollar Loans, 2.739%, (1-month USD LIBOR + 1.75%), 3/07/24	United States	898,405	838,885
	Term B-3 Dollar Loans, 3.20%, (3-month USD LIBOR + 1.75%), 6/11/25	United States	687,750	653,363
	Mallinckrodt International Finance SA & Mallinckrodt CB LLC, 2017 Term B Loans, 4.20%, (3-month USD LIBOR + 2.75%), 9/24/24	Luxembourg	335,323	230,535
	National Mentor Holdings Inc., Initial Term C Loans, 5.46%, (3-month USD LIBOR + 4.00%), 3/08/26	United States	50,318	45,790
	Phoenix Guarantor Inc., Tranche B-1 Term Loan, 4.113%, (1-month USD LIBOR + 3.25%), 3/05/26	United States	997,500	917,700
				6,195,545
  |  9

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
[i]	Senior Floating Rate Interests (continued)
	Household & Personal Products 0.3%
	Knowlton Development Corp., Initial Term Loan, 4.739%, (1-month USD LIBOR + 3.75%), 12/21/25	United States	$395,173	$345,776
	Sunshine Luxembourg VII SARL (Nestle Skin Health), Facility B1 Commitments, 5.322%, (3-month USD LIBOR + 4.25%), 9/25/26	Luxembourg	468,825	428,975
				774,751
	Insurance 0.4%
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issue, Initial Term Loan, 3.989%, (1-month USD LIBOR + 3.00%), 5/10/25	United States	1,027,386	954,613
	Materials 1.9%
	Axalta Coating Systems U.S. Holdings Inc. (DuPont Performance Coatings), Term B-3 Dollar Loan, 3.20%, (3-month USD LIBOR + 1.75%), 6/01/24	United States	2,189,476	2,069,054
	Berry Global Inc.,
	Term W Loans, 2.863%, (1-month USD LIBOR + 2.00%), 10/01/22	United States	1,090,516	1,052,893
	Term Y Loans, 2.863%, (1-month USD LIBOR + 2.00%), 7/01/26	United States	771,314	730,435
	Oxbow Carbon LLC, Tranche B Term Loan, 4.739%, (1-month USD LIBOR + 3.75%), 1/04/23	United States	515,644	451,188
	Univar USA Inc., Term B-3 Loans, 3.70%, (3-month USD LIBOR + 2.25%), 7/01/24	United States	538,437	504,785
				4,808,355
	Media & Entertainment 4.5%
	Ancestry.com Operations Inc., Non-Extended Term Loans, 4.75%, (1-month USD LIBOR + 3.75%), 10/19/23	United States	1,276,576	1,117,004
	Charter Communications Operating LLC (CCO Safari III LLC), Term B-2 Loan, 2.74%, (1-month USD LIBOR + 1.75%), 2/01/27	United States	481,291	465,248
	CSC Holdings LLC, March 2017 Incremental Term Loans, 2.862%, (1-month USD LIBOR + 2.25%), 7/17/25	United States	2,533,996	2,445,306
	Diamond Sports Group LLC, Term Loan, 4.18%, (1-month USD LIBOR + 3.25%), 8/24/26	United States	921,810	723,620
	Gray Television Inc., Term B-2 Loan, 3.765%, (1-month USD LIBOR + 2.25%), 2/07/24	United States	2,568,789	2,433,927
	Lions Gate Capital Holdings LLC, Term A Loan, 2.739%, (1-month USD LIBOR + 1.75%), 3/22/23	Canada	1,355,706	1,220,136
	Mediacom Illinois LLC, Tranche N Term Loan, 2.37%, (1-week USD LIBOR + 1.75%), 2/15/24	United States	557,381	542,053
	Mission Broadcasting Inc., Term B-3 Loan, 3.831%, (1-month USD LIBOR + 2.25%), 1/17/24	United States	111,498	104,697
	Nexstar Broadcasting Inc., Term B-3 Loan, 3.191%, (1-month USD LIBOR + 2.25%), 10/26/25	United States	432,312	405,941
	Sinclair Television Group Inc., Tranche B Term Loans, 3.24%, (1-month USD LIBOR + 2.25%), 1/03/24	United States	1,940,853	1,863,219
	WideOpenWest Finance LLC, Term B Loan, 4.25%, (1-month USD LIBOR + 3.25%), 8/19/23	United States	316,880	289,549
				11,610,700
	Pharmaceuticals, Biotechnology & Life Sciences 2.0%
	Grifols Worldwide Operations USA Inc., Dollar Tranche B Term Loan, 2.684%, (1-week USD LIBOR + 2.00%), 11/15/27	United States	1,454,176	1,401,202
	Horizon Pharma Inc., Seventh Amendment Refinancing Term Loans, 3.313%, (1-month USD LIBOR + 2.25%), 5/22/26	United States	1,057,048	1,001,553
	Syneos Health Inc. (INC Research LLC), Initial Term B Loans, 2.739%, (1-month USD LIBOR + 1.75%), 8/01/24	United States	934,061	906,039
  |  10

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
[i]	Senior Floating Rate Interests (continued)
	Pharmaceuticals, Biotechnology & Life Sciences (continued)
	Valeant Pharmaceuticals International, Initial Term Loans, 3.612%, (1-month USD LIBOR + 3.00%), 6/02/25	United States	$1,881,465	$1,810,910
				5,119,704
	Retailing 3.7%
	General Nutrition Centers, Inc.,
	Tranche B-2 Term Loans, 9.74%, (1-month USD LIBOR + 8.75%), 3/04/21	United States	117,067	83,703
	Tranche B-2 Term Loans, 10.37%, (3-month USD LIBOR + 8.75%), 3/04/21	United States	175,094	125,192
	Michaels Stores, Inc.,
	2018 New Replacement Term B Loan, 3.50%, (1-month USD LIBOR + 2.50%), 1/28/23	United States	724,134	611,893
	2018 New Replacement Term B Loan, 3.558% - 3.568%, (3-month USD LIBOR + 2.50%), 1/28/23	United States	856,325	723,595
	Ascena Retail Group Inc., Tranche B Term Loan, 5.50%, (1-month USD LIBOR + 4.50%), 8/21/22	United States	1,019,051	317,605
[j]	Bass Pro Group LLC, Initial Term Loans, 6.072%, (3-month USD LIBOR + 5.00%), 9/25/24	United States	997,442	847,826
	General Nutrition Centers Inc., FILO Term Loan (ABL), 7.99%, (1-month USD LIBOR + 7.00%), 12/31/22	United States	2,700,000	2,344,499
	Harbor Freight Tools USA Inc., Refinancing Loans, 3.489%, (1-month USD LIBOR + 2.50%), 8/19/23	United States	1,420,888	1,303,664
	Jo-Ann Stores Inc., Initial Loans, 6.00%, (3-month USD LIBOR + 5.00%), 10/23/23	United States	1,128,767	468,438
	PetSmart Inc., Amended Loan, 5.00%, (6-month USD LIBOR + 4.00%), 3/11/22	United States	957,667	921,754
	Staples Inc., 2019 Refinancing Term B-1 Loans, 6.515%, (1-month USD LIBOR + 5.00%), 4/12/26	United States	976,344	783,517
	Wand NewCo.3 Inc. (Caliber Collision), Initial Term Loan, 4.072%, (3-month USD LIBOR + 3.00%), 2/05/26	United States	992,512	908,149
				9,439,835
	Semiconductors & Semiconductor Equipment 0.8%
	ON Semiconductor Corp., 2019 Replacement Term B-4 Loans, 2.989%, (1-month USD LIBOR + 2.00%), 9/18/26	United States	2,311,256	2,179,803
	Software & Services 5.8%
	Neustar, Inc.,
	TLB5, 5.572%, (1-month USD LIBOR + 4.50%), 8/08/24	United States	1,865,278	1,274,636
	TLB5, 5.95%, (3-month USD LIBOR + 4.50%), 8/08/24	United States	4,722	3,848
	Dcert Buyer Inc., Initial Term Loans, 4.989%, (1-month USD LIBOR + 4.00%), 10/16/26	United States	1,170,330	1,052,322
[j]	Finastra USA Inc., Dollar Term Loan, 6/13/24	United States	1,107,011	963,100
	Go Daddy Operating Co. LLC, Tranche B-2 Term Loan, 2.739%, (1-month USD LIBOR + 1.75%), 2/15/24	United States	1,545,108	1,481,759
[j]	Hyland Software Inc., Term Loans, 4.239%, (1-month USD LIBOR + 3.25%), 7/01/24	United States	997,468	928,269
	Idera Inc., Initial Term Loans, 5.08%, (3-month USD LIBOR + 4.00%), 6/29/24	United States	436,379	411,287
	LegalZoom.com Inc., 2018 Term Loans, 5.489%, (1-month USD LIBOR + 4.50%), 11/21/24	United States	1,975,000	1,767,625
  |  11

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
[i]	Senior Floating Rate Interests (continued)
	Software & Services (continued)
	Perforce Software Inc., New Term Loan, 4.739%, (1-month USD LIBOR + 3.75%), 7/08/26	United States	$588,525	$531,144
	Quest Software US Holdings Inc., Term Loan B, 6.021% - 6.027%, (3-month USD LIBOR + 4.25%), 5/18/25	United States	748,106	585,393
	Surf Holdings LLC (Sophos), Dollar Tranche Term Loan, 4.814%, (3-month USD LIBOR + 3.50%), 3/05/27	United States	995,213	893,204
	SS&C Technologies Inc., Term B-5 Loan, 2.739%, (1-month USD LIBOR + 1.75%), 4/16/25	United States	486,120	420,493
	TIBCO Software Inc., Term B-3 Loans, 4.74%, (1-month USD LIBOR + 3.75%), 7/31/26	United States	1,974,809	1,876,068
[j,k]	Verscend Holding Corp., Term B Loans, TBD, 7/27/25	United States	498,734	473,797
[j,k]	Vertafore Inc., Initial Term Loans, TBD, 7/02/25	United States	748,106	675,166
[j]	Waystar (Navicure Inc), Initial Term Loans, 4.989%, (1-month USD LIBOR + 4.00%), 10/22/26	United States	500,000	472,500
	WEX Inc., Term B-3 Loan, 3.239%, (1-month USD LIBOR + 2.25%), 5/17/26	United States	1,412,368	1,235,822
				15,046,433
	Technology Hardware & Equipment 0.7%
	CommScope Inc., Initial Term Loans, 4.239%, (1-month USD LIBOR + 3.25%), 4/04/26	United States	1,945,154	1,838,171
	Telecommunication Services 1.6%
	Aventiv Technologies, LLC,
	Initial Term Loan, 5.50%, (1-month USD LIBOR + 4.50%), 11/01/24	United States	5,057	4,020
	Initial Term Loan, 5.50%, (3-month USD LIBOR + 4.50%), 11/01/24	United States	1,972,190	1,567,891
	Global Tel*Link Corp., First Lien Term Loan, 5.70%, (3-month USD LIBOR + 4.25%), 11/29/25	United States	1,975,000	1,703,438
	Lineage Logistics LLC, Term Loans, 4.00%, (1-month USD LIBOR + 3.00%), 2/27/25	United States	299,237	289,511
[j]	Zayo Group Holdings Inc (Front Range BidCo), Term Loan B, 3.989%, (1-month USD LIBOR + 3.00%), 3/09/27	United States	712,100	667,950
				4,232,810
	Transportation 3.2%
	Air Canada, Term Loans, 2.50%, (1-month USD LIBOR + 1.75%), 10/06/23	Canada	1,913,656	1,798,837
	Allegiant Travel Co., Class B Term Loan, 4.707%, (3-month USD LIBOR + 3.00%), 2/05/24	United States	1,980,000	1,584,000
	Avis Budget Car Rental LLC, Tranche B Term, 2.74%, (1-month USD LIBOR + 1.75%), 8/06/27	United States	2,182,405	1,887,780
	Hertz Corp., Tranche B-1 Term Loan, 3.74%, (1-month USD LIBOR + 2.75%), 6/30/23	United States	2,170,953	1,565,800
[j]	The Kenan Advantage Group Inc., Initial Canadian Term Loan, 4.00%, (1-month USD LIBOR + 3.00%), 7/29/22	United States	182,034	154,729
[j]	Kenan Advantage Group Inc., Initial U.S. Term Loans, 4.00%, (1-month USD LIBOR + 3.00%), 7/31/22	United States	765,488	650,664
	Westjet Airlines Ltd., Initial Term Loan, 4.00%, (1-month USD LIBOR + 3.00%), 12/11/26	Canada	858,471	676,046
				8,317,856
  |  12

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
[i]	Senior Floating Rate Interests (continued)
	Utilities 0.6%
	EFS Cogen Holdings I LLC (Linden),
	Term B Advance, 4.25%, (1-month USD LIBOR + 3.25%), 6/28/23	United States	$636,476	$238,675
	Term B Advance, 4.71%, (3-month USD LIBOR + 3.25%), 6/28/23	United States	1,534,171	1,362,855
				1,601,530
	Total Senior Floating Rate Interests (Cost $117,165,698)			102,565,729
[b]	Marketplace Loans 3.8%
	Diversified Financials 3.8%
	Lending Club, 6.00% - 26.31%, 10/31/21 - 3/16/25	United States	10,278,274	9,103,140
	Lending Club LCX, 6.46% - 20.55%, 7/05/22 - 2/10/25	United States	652,575	603,046
	Upgrade, 21.38% - 29.69%, 11/12/22 - 1/03/25	United States	220,175	214,769
	Total Marketplace Loans (Cost $11,123,018)			9,920,955
	Asset-Backed Securities and Commercial Mortgage-Backed Securities 17.5%
	Banks 2.3%
	Citigroup Commercial Mortgage Trust, 2015-GC27, A5, 3.137%, 2/10/48	United States	1,520,000	1,567,755
[l]	Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.513%, 7/10/38	United States	445,000	406,040
	CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50	United States	1,410,000	1,481,399
	JPMBB Commercial Mortgage Securities Trust, 2015-C28, A4, 3.227%, 10/15/48	United States	1,410,000	1,485,164
[m]	Merrill Lynch Mortgage Investors Trust,
	2003-OPT1, B2, FRN, 5.072%, (1-month USD LIBOR + 4.125%), 7/25/34	United States	33,301	10,814
	2005-A6, 2A3, FRN, 1.327%, (1-month USD LIBOR + 0.38%), 8/25/35	United States	67,382	66,016
[m]	Morgan Stanley ABS Capital I Inc. Trust, 2003-NC10, B1, FRN, 5.897%, (1-month USD LIBOR + 4.95%), 10/25/33	United States	350,442	330,503
	Wells Fargo Commercial Mortgage Trust, 2014-LC16, A4, 3.548%, 8/15/50	United States	550,000	572,377
				5,920,068
	Diversified Financials 15.2%
[d,l]	Carlyle Global Market Strategies CLO 2014-1 Ltd., 2014-1A, DR, 144A, FRN, 4.436%, 4/17/31	United States	2,300,000	1,677,983
[d,m,n]	Carlyle U.S. CLO Ltd., 2017-4A, C, 144A, FRN, 4.631%, (3-month USD LIBOR + 2.80%), 1/15/30	United States	1,000,000	726,290
[d]	Consumer Loan Underlying Bond CLUB Certificate Issuer Trust I,
	[b,l] 2018-29, PT, 144A, FRN, 23.222%, 12/15/43	United States	303,404	224,554
	[b,l] 2019-26, PT, 144A, FRN, 18.046%, 8/15/44	United States	896,198	712,869
	[l] 2019-31, PT, 144A, FRN, 15.818%, 9/15/44	United States	821,119	645,107
	[b,l] 2019-37, PT, 144A, FRN, 16.357%, 10/17/44	United States	843,324	680,290
	[l] 2019-42, PT, 144A, FRN, 16.514%, 11/15/44	United States	814,692	649,896
	[b,l] 2019-51, PT, 144A, FRN, 15.995%, 1/15/45	United States	979,227	808,484
	[b,l] 2019-52, PT, 144A, FRN, 11.621%, 1/15/45	United States	915,967	767,194
	[l] 2019-S1, PT, 144A, FRN, 12.517%, 4/15/44	United States	908,508	710,960
	[l] 2019-S2, PT, 144A, FRN, 12.952%, 5/16/44	United States	590,728	463,145
	[l] 2019-S3, PT, 144A, FRN, 12.66%, 6/15/44	United States	1,494,427	1,155,746
	[b,l] 2019-S4, PT, 144A, FRN, 9.905%, 8/15/44	United States	810,832	637,629
	[l] 2019-S5, PT, 144A, FRN, 12.119%, 9/15/44	United States	786,509	627,128
	[b,l] 2019-S6, PT, 144A, FRN, 10.38%, 10/17/44	United States	741,919	593,124
  |  13

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[d]	Consumer Loan Underlying Bond CLUB Certificate Issuer Trust I, (continued)
	[i] 2019-S7, PT, 144A, FRN, 10.994%, 12/15/44	United States	$644,700	$515,297
	[b,l] 2019-S8, PT, 144A, FRN, 9.038%, 1/15/45	United States	732,548	589,399
	[b,l] 2020-2, PT, 144A, FRN, 15.85%, 3/15/45	United States	934,255	786,730
	[b,l] 2020-7, PT, 144A, FRN, 14.159%, 4/17/45	United States	582,371	495,279
[d,m]	Dorchester Park CLO Ltd., 2015-1A, CR, 144A, FRN, 3.569%, (3-month USD LIBOR + 1.75%), 4/20/28	United States	1,000,000	851,183
[d,l,n]	Dryden 38 Senior Loan Fund, 2015-38A, DR, 144A, FRN, 4.831%, 7/15/30	United States	2,500,000	1,817,409
[d,m]	Dryden 42 Senior Loan Fund, 2016-42A, CR, 144A, FRN, 3.881%, (3-month USD LIBOR + 2.05%), 7/15/30	United States	2,400,000	1,981,773
[d,m,n]	Dryden 58 CLO Ltd., 2018-58A, C, 144A, FRN, 3.636%, (3-month USD LIBOR + 1.80%), 7/17/31	United States	3,000,000	2,484,105
[m,n]	FHLMC Structured Agency Credit Risk Debt Notes,
	2014-DN1, M2, FRN, 3.147%, (1-month USD LIBOR + 2.20%), 2/25/24	United States	797,096	794,097
	2014-HQ2, M2, FRN, 3.147%, (1-month USD LIBOR + 2.20%), 9/25/24	United States	328,608	327,501
[l,n]	FNMA Connecticut Avenue Securities,
	2017-C03, 1M2, FRN, 3.947%, 10/25/29	United States	2,101,000	1,888,266
	2017-C05, 1M2, FRN, 3.147%, 1/25/30	United States	1,889,181	1,690,015
[d,l,n]	Madison Park Funding XXIII Ltd., 2017-23A, D, 144A, FRN, 5.244%, 7/27/30	United States	3,000,000	2,420,004
[d,l,n]	Madison Park Funding XXXI Ltd., 2018-31A, D, 144A, FRN, 4.806%, 1/23/31	United States	1,250,000	923,176
[m]	MortgageIT Trust, 2004-1, A2, FRN, 1.847%, (1-month USD LIBOR + 0.90%), 11/25/34	United States	163,818	152,786
[d,m,n]	Octagon Investment Partners XXII Ltd., 2014-1A, CRR, 144A, FRN, 3.702%, (3-month USD LIBOR + 1.90%), 1/22/30	United States	6,050,000	5,016,990
[m]	Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN, 1.257%, (1-month USD LIBOR + 0.31%), 11/25/35	United States	164,192	160,002
[d]	Prosper Pass-Thru Trust III,
	[l] 2020-PT1, A, 144A, FRN, 8.796%, 3/15/26	United States	607,824	579,812
	2020-PT3, A, 144A, 7.183%, 5/15/26	United States	155,287	156,153
	PT2, A, 144A, 9.444%, 4/15/26	United States	637,530	614,073
[m]	Structured Asset Investment Loan Trust, 2003-BC2, M3, FRN, 5.822%, (1-month USD LIBOR + 4.875%), 4/25/33	United States	13,987	11,799
[m]	Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 3.081%, (1-month USD LIBOR + 1.50%), 2/25/35	United States	187,592	173,573
[l]	Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 3.897%, 4/25/45	United States	313,016	277,007
[d,l]	Upgrade Master Pass-Thru Trust, 2019-PT2, A, 144A, FRN, 13.103%, 2/15/26	United States	571,131	539,619
[d]	Voya CLO Ltd.,
	[m] 2014-1A, BR2, 144A, FRN, 3.719%, (3-month USD LIBOR + 1.90%), 4/18/31	United States	1,300,000	1,127,750
	[m] 2014-1A, CR2, 144A, FRN, 4.619%, (3-month USD LIBOR + 2.80%), 4/18/31	United States	500,000	355,716
	[l,n] 2016-3A, CR, 144A, FRN, 5.069%, 10/18/31	United States	2,000,000	1,516,347
				39,326,260
	Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $52,610,662)			45,246,328
  |  14

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
	Mortgage-Backed Securities 34.2%
	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 19.1%
[o]	FHLMC 30 Year, 2.50%, 4/01/50	United States	$3,000,000	$3,108,984
[o]	FHLMC 30 Year, 3.00%, 4/01/50	United States	16,254,000	17,045,748
	FHLMC 30 Year, 3.50%, 10/01/47	United States	4,452,575	4,739,588
[e]	FHLMC Gold 15 Year, 5.00%, 12/01/23	United States	190,328	200,692
[e]	FHLMC Gold 30 Year, 3.50%, 3/01/45	United States	32,772	35,025
	FHLMC Gold 30 Year, 3.50%, 11/01/48	United States	1,250,264	1,323,370
[e]	FHLMC Gold 30 Year, 3.50%, 11/01/48	United States	10,056,479	10,671,542
	FHLMC Gold 30 Year, 4.00%, 4/01/48	United States	3,172,510	3,412,207
[e]	FHLMC Gold 30 Year, 4.00%, 5/01/48	United States	7,564,646	8,082,217
[e]	FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36	United States	386,547	440,522
[e]	FHLMC Gold 30 Year, 6.50%, 8/01/27 - 3/01/38	United States	166,277	188,557
[e]	FHLMC Gold 30 Year, 7.00%, 9/01/27	United States	48,105	53,112
[e]	FHLMC Gold 30 Year, 8.50%, 7/01/31	United States	169,670	199,057
				49,500,621
[p]	Federal National Mortgage Association (FNMA) Adjustable Rate 0.1%
[e]	FNMA, 3.29% - 3.505%, (6-month USD LIBOR +/- MBS Margin), 6/01/32 - 7/01/34	United States	230,872	232,646
	Federal National Mortgage Association (FNMA) Fixed Rate 11.5%
[e]	FNMA 15 Year, 3.00%, 8/01/27	United States	7,028	7,375
[e]	FNMA 15 Year, 3.50%, 1/01/21 - 1/01/26	United States	15,510	16,343
[e]	FNMA 15 Year, 5.50%, 7/01/20	United States	0	—
	FNMA 30 Year, 3.50%, 11/01/47	United States	1,961,152	2,083,721
	FNMA 30 Year, 3.50%, 3/01/48	United States	3,746,840	3,965,997
	FNMA 30 Year, 3.50%, 4/01/48	United States	1,792,718	1,897,033
	FNMA 30 Year, 3.50%, 6/01/45 - 10/01/48	United States	1,752,418	1,862,912
[e]	FNMA 30 Year, 3.50%, 1/01/45 - 7/01/56	United States	1,122,344	1,208,875
[e]	FNMA 30 Year, 4.00%, 11/01/44 - 1/01/45	United States	721,636	782,159
[e]	FNMA 30 Year, 4.00%, 10/01/47	United States	8,359,547	9,018,293
	FNMA 30 Year, 4.00%, 1/01/48	United States	1,501,769	1,605,163
	FNMA 30 Year, 4.00%, 4/01/48	United States	2,747,736	2,950,947
	FNMA 30 Year, 4.00%, 9/01/48	United States	2,878,918	3,076,864
[e]	FNMA 30 Year, 4.50%, 5/01/24 - 3/01/44	United States	39,371	42,918
[e]	FNMA 30 Year, 5.00%, 5/01/38 - 7/01/39	United States	295,620	329,783
[e]	FNMA 30 Year, 5.50%, 6/01/37	United States	224,654	254,633
[e]	FNMA 30 Year, 6.00%, 4/01/33 - 6/01/38	United States	559,863	644,997
[e]	FNMA 30 Year, 6.50%, 8/01/32	United States	84,392	97,277
[e]	FNMA 30 Year, 8.00%, 10/01/29	United States	3,432	3,443
				29,848,733
	Government National Mortgage Association (GNMA) Fixed Rate 3.5%
[e]	GNMA I SF 30 Year, 6.50%, 6/15/31 - 9/15/32	United States	269,924	307,363
	GNMA I SF 30 Year, 6.50%, 12/15/33	United States	39,671	43,539
[e]	GNMA II SF 30 Year, 3.50%, 12/20/49	United States	3,966,280	4,190,848
	GNMA II SF 30 Year, 4.50%, 7/20/49	United States	4,087,254	4,346,277
[e]	GNMA II SF 30 Year, 7.00%, 1/20/24 - 1/20/29	United States	25,419	28,865
  |  15

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
	Mortgage-Backed Securities (continued)
	Government National Mortgage Association (GNMA) Fixed Rate (continued)
[e]	GNMA II SF 30 Year, 8.00%, 1/20/28 - 10/20/31	United States	$73,328	$88,920
				9,005,812
	Total Mortgage-Backed Securities (Cost $85,097,786)			88,587,812
			Shares
	Escrows and Litigation Trusts 0.0%†
[a,b,c]	Remington Outdoor Co. Inc., Litigation Units	United States	3,700	—
[a,b]	T-Mobile USA Inc., Escrow Account	United States	700,000	—
[a,b]	T-Mobile USA Inc., Litigation Trust	United States	500,000	—
[a]	Vistra Energy Corp., Litigation Trust	United States	2,000,000	4,000
	Total Escrows and Litigation Trusts (Cost $52,910)			4,000
	Total Investments before Short Term Investments (Cost $413,296,115)			369,353,041
	Short Term Investments (Cost $9,782,430) 3.8%
	Money Market Funds 3.8%
[q,r]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	United States	9,782,430	9,782,430
	Total Investments (Cost $423,078,545) 146.6%			379,135,471
	Reverse Repurchase Agreements (6.8)%			(17,610,329)
	Credit Facility (34.8)%			(90,000,000)
	Other Assets, less Liabilities (5.0)%			(12,824,969)
	Net Assets 100.0%			$258,700,173
			Amount Borrowed	Payable
	Reverse Repurchase Agreements (6.8)%
	Counterparty UBS, 2.334%, 5/07/20	Switzerland	798,540	(801,284)
	Counterparty UBS, 2.334%, 5/07/20	Switzerland	330,062	(331,196)
	Counterparty UBS, 2.534%, 5/07/20	Switzerland	2,576,945	(2,586,559)
	Counterparty UBS, 2.534%, 5/07/20	Switzerland	2,515,575	(2,524,960)
	Counterparty UBS, 2.534%, 5/07/20	Switzerland	1,875,142	(1,882,138)
	Counterparty UBS, 2.534%, 5/07/20	Switzerland	1,699,838	(1,706,180)
	Counterparty UBS, 2.684%, 5/07/20	Switzerland	2,400,000	(2,409,483)
	Counterparty UBS, 2.684%, 5/07/20	Switzerland	1,987,000	(1,994,851)
	Counterparty UBS, 2.684%, 5/07/20	Switzerland	1,583,200	(1,589,456)
	Counterparty UBS, 2.684%, 5/07/20	Switzerland	1,000,000	(1,003,951)
	Counterparty UBS, 2.684%, 5/07/20	Switzerland	777,200	(780,271)
	Total Reverse Repurchase Agreements (Proceeds $17,543,502)			$(17,610,329)
  |  16

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[c]See Note 5 regarding restricted securities.
[d]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $124,888,589, representing 48.3% of net assets.
[e]A portion or all of the security is pledged as collateral in connection with the Fund’s revolving credit facility.
[f]Perpetual security with no stated maturity date.
[g]Income may be received in additional securities and/or cash.
[h]Defaulted security or security for which income has been deemed uncollectible.
[i]The coupon rate shown represents the rate at period end.
[j]A portion or all of the security purchased on a delayed delivery basis.
[k]A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
[l]Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
[m]The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
[n]A portion or all of the security is designated as collateral for reverse repurchase agreement.
[o]A portion or all of the security purchased on a to-be-announced (TBA) basis.
[p]Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
[q]See Note 6 regarding investments in affiliated management investment companies.
[r]The rate shown is the annualized seven-day effective yield at period end.
  |  17

Franklin Limited Duration Income Trust
Notes to Statement of Investments (unaudited)
1.   ORGANIZATION
Franklin Limited Duration Income Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3.   MORTAGAGE DOLLAR ROLLS
The Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the
  |  18

Franklin Limited Duration Income Trust
Notes to Statements of Investments (unaudited)
mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
The Fund is investing in mortgage dollar rolls as an alternate form of leverage.
4.  NOVEL CORONAVIRUS PANDEMIC
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5.  RESTRICTED SECURITIES
At March 31, 2020, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 Act, were as follows:
Shares		Issuer	Acquisition Date	Cost	Value
404		Nine Point Energy Holdings Inc., cvt. pfd.	3/24/17	$377,604	$139,067
21,663		Nine Point Energy LLC	7/15/14 - 2/01/18	830,630	74,035
3,700	[a]	Remington Outdoor Co. Inc., Litigation Units	5/16/18	—	—
		Total Restricted Securities (Value is 0.1% of Net Assets)		$1,208,234	$213,102

[a]The Fund also invests in unrestricted securities of the issuer, valued at $19,653 as of March 31, 2020.
6.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2020, the Fund held investments in affiliated management investment companies as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	$18,870,657	$19,973,816	$(29,062,043)	$ —	$ —	$9,782,430	9,782,430	$44,311
7.  REVERSE REPURCHASE AGREEMENTS
The Fund enters into reverse repurchase agreements, under which the Fund sells securities in exchange for cash to counterparties, with a simultaneous agreement to repurchase the same or substantially the same security at a mutually agreed-upon date and price. Such a transaction is accounted for as a secured borrowing by the Fund, collateralized by securities for which the Fund retains possession. Reverse repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (buyers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for reverse repurchase agreements. In the event of default by either the buyer or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The buyer may sell securities the Fund pledged as collateral and apply the proceeds towards the reverse repurchase price and any other amounts owed by the Fund in the event of default by the Fund. This could involve
  |  19

Franklin Limited Duration Income Trust
Notes to Statements of Investments (unaudited)
7.  REVERSE REPURCHASE AGREEMENTS (continued)
costs or delays in addition to a loss on the securities if their value falls below the reverse repurchase price owed by the Fund. The Fund monitors collateral fair value for the reverse repurchase agreement, including accrued interest, over the life of the agreement, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity.
The remaining contractual maturity of the repurchase agreements totaling $17,656,982, which includes interest due at maturity, are 31-90 days.
The Fund pledged asset-backed securities and commercial mortgage-backed securities as the collateral valued at $19,604,201 which has been identified on the Statement of Investments.
For the year ended March 31, 2020, the average borrowings and the average interest rate were $17,401,398 and 2.61%, respectively.
8.  FAIR VALUE MEASUREMENTS
The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
  |  20

Franklin Limited Duration Income Trust
Notes to Statements of Investments (unaudited)
A summary of inputs used as of March 31, 2020, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Commercial & Professional Services	$—	$—	$19,653	$19,653
Energy	127,388	752,716	221,875[c]	1,101,979
All Other Equity Investments	47,445	—	—	47,445
Corporate Bonds:
Energy	—	10,600,956	4,736	10,605,692
All Other Corporate Bonds	—	111,253,448	—	111,253,448
Senior Floating Rate Interests:
Capital Goods	—	6,199,264	315,004	6,514,268
All Other Senior Floating Rate Interests	—	96,051,461	—	96,051,461
Marketplace Loans	—	—	9,920,955	9,920,955
Asset-Backed Securities and Commercial Mortgage-Backed Securities:
Diversified Financials	—	33,030,708	6,295,552	39,326,260
All Other Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	5,920,068	—	5,920,068
Mortgage-Backed Securities	—	88,587,812	—	88,587,812
Escrows and Litigation Trusts	—	4,000	—[c]	4,000
Short Term Investments	9,782,430	—	—	9,782,430
Total Investments in Securities	$9,957,263	$352,400,433	$16,777,775	$379,135,471
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$17,610,329	$—	$17,610,329

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common and convertible preferred as well as other equity investments.
[c]Includes securities determined to have no value at March 31, 2020.
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At March 31, 2020, the reconciliation is as follows:
  |  21

Franklin Limited Duration Income Trust
Notes to Statements of Investments (unaudited)
8.  FAIR VALUE MEASUREMENTS (continued)
	Balance at Beginning of Period	Purchases	Sales	Transfer Into Level 3[a]	Transfer Out of Level 3	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Assets:
Investments in Securities:
Equity Investments:[b]
Commercial & Professional Services	$24,566	$—	$—	$—	$—	$—	$—	$(4,913)	$19,653	$(4,913)
Energy	341,761[c]	—	—	—	—	—	—	(119,886)	221,875[c]	(119,886)
Corporate Bonds	759	—	—	4,191	—	—	—	(214)	4,736	(214)
Senior Floating Rate Interests:
Capital Goods	—	602,372	—	—	—	—	—	(287,368)	315,004	(287,368)
Marketplace Loans	9,234,251	1,229,468	—	—	—	—	—	(542,764)	9,920,955	(542,764)
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	1,487,498	—	5,013,543	—	—	—	(205,489)	6,295,552	(205,489)
Escrows and Litigation Trusts	—[c]	—	—	—	—	—	—	—	—[c]	—
Total Investments in Securities	$9,601,337	$3,319,338	$—	$5,017,734	$—	$—	$—	$(1,160,634)	$16,777,775	$(1,160,634)
aTransferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
bIncludes common stocks and convertible preferred stocks as well as other equity interests.
cIncludes securities determined to have no value.
Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2020, are as follows:
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount/(Weighted Averagea)	Impact to Fair Value if Input Increases[b]
Assets:
Investments in Securities:
Marketplace Loans – Lending Club	9,103,140	Discounted Cash Flow	Loss-Adjusted Discount Rate	11.9%	Decrease[c]
			Projected Loss Rate	18.5%	Decrease[c]
Marketplace Loans – Lending Club LCX	603,046	Discounted Cash Flow	Loss-Adjusted Discount Rate	13.4%	Decrease[c]
			Projected Loss Rate	8.7%	Decrease[c]
Marketplace Loans – Upgrade	214,769	Discounted Cash Flow	Loss-Adjusted Discount Rate	14.3%	Decrease[c]
			Projected Loss Rate	21.0%	Decrease[c]
All Other Investments[d]	6,856,820[e]
Total	16,777,775
aWeighted based on the relative fair value of the financial instruments.
bRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
cRepresents a significant impact to fair value but not net assets.
dIncludes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
eIncludes securities determined to have no value at March 31, 2020.
  |  22

Franklin Limited Duration Income Trust
Notes to Statements of Investments (unaudited)
Abbreviations List
EV Enterprise value
9.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
UBS	Union Bank of Switzerland
Selected Portfolio
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Security
PIK	Payment-In-Kind
SF	Single Family
USD	United States Dollar

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
  |  23